Financial instruments and risk management - Summary of notional aluminium forward sales contracts embedded in power contracts (Detail) $ in Millions	Dec. 31, 2022 USD ($) t uSDollarPerTonne	Dec. 31, 2021 USD ($) t uSDollarPerTonne
Disclosure of detailed information about financial instruments [line items]
Notional amount (in tonnes) | t	501,498	573,653
Nominal amount | $	$ 1,216	$ 1,377
Average hedged rate (in US$ per tonne) | uSDollarPerTonne	2,425	2,401
Due within 1 year
Disclosure of detailed information about financial instruments [line items]
Notional amount (in tonnes) | t	72,812	72,555
Nominal amount | $	$ 166	$ 162
Average hedged rate (in US$ per tonne) | uSDollarPerTonne	2,282	2,234
Between 1 and 5 years
Disclosure of detailed information about financial instruments [line items]
Notional amount (in tonnes) | t	289,868	289,867
Nominal amount | $	$ 697	$ 683
Average hedged rate (in US$ per tonne) | uSDollarPerTonne	2,404	2,355
Between 5 and 10 years
Disclosure of detailed information about financial instruments [line items]
Notional amount (in tonnes) | t	138,818	211,231
Nominal amount | $	$ 353	$ 532
Average hedged rate (in US$ per tonne) | uSDollarPerTonne	2,542	2,520
After 10 years
Disclosure of detailed information about financial instruments [line items]
Notional amount (in tonnes) | t	0	0
Nominal amount | $	$ 0	$ 0
Average hedged rate (in US$ per tonne) | uSDollarPerTonne	0	0